CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Statement of Financial Position [Abstract]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	108,008,682	108,008,682
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Treasury Stock, Number of Shares Held	46,486,595	40,932,950